Income Taxes (Details Narrativel) (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Income Taxes [Line Items]
Percentage of adjusted taxable income of annual deduction of interest expense, limitation	30.00%
Disallowed interest, limitation	$ 6,756
Capital loss carryforward	$ 7,531	$ 9,554
Capital loss carryforward expiration beginning year	2023
Deferred tax assets, tax credit carryforward, general business	$ 248	248
Increase in valuation allowance	2,410
Unrecognized tax benefits	674	670	$ 1,136
Income tax examination, penalties and interest accrued	$ 0	0
Income tax examination, description	The Company has no tax years under examination at this time.
Federal [Member]
Income Taxes [Line Items]
Net operating losses ("NOLs")	$ 14,371	15,264
Net operating losses expiration beginning year	2029
Decrease in net operating losses	$ 7,220
State [Member]
Income Taxes [Line Items]
Net operating losses ("NOLs")	$ 47,581	31,922
Net operating losses expiration beginning year	2030
Foreign [Member]
Income Taxes [Line Items]
Net operating losses ("NOLs")	$ 1,514	$ 2,958
United Kingdom [Member]
Income Taxes [Line Items]
Deferred Tax Assets Valuation Allowance due to Reversal of Future Taxable and Deductible Temporary Differences	$ 393